Equity-Based Compensation (Summary of Share-based Compensation Awards) (Details) - Unvested restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Common Shares
Beginning Balance (in shares)	277,241	322,242
Ending Balance (in shares)	215,373	277,241	322,242
Restricted Share Plan
Number of Common Shares
Beginning Balance (in shares)	277,241	322,242	382,510
Stock dividend (in shares)	2,878
Granted (in shares)	0	15,000	0
Vested (in shares)	(64,735)	(60,001)	(60,268)
Forfeitures (in shares)	0	0	0
Ending Balance (in shares)	215,384	277,241	322,242
Weighted-Average Issue Price
Beginning Balance, Weighted-Average Issue Price (usd per share)	$ 21.18	$ 21.41	$ 21.47
Stock dividend (usd per share)	15.75
Granted, Weighted-Average Issue Price (usd per share)	0	17.50	0
Vested, Weighted-Average Issue Price (usd per share)	21.18	21.48	21.78
Forfeitures, Weighted-Average Issue Price (usd per share)	0	0	0
Ending Balance, Weighted-Average Issue Price (usd per share)	$ 21.11	$ 21.18	$ 21.41